SSgA Funds

SUPPLEMENT DATED AUGUST 29, 2014

TO

PROSPECTUS

DATED DECEMBER 18, 2013, AS SUPPLEMENTED JUNE 24, 2014

SSgA EMERGING MARKETS FUND (THE “FUND”)

CLASS N

(TICKER SYMBOL: SSEMX)

In response to recent geopolitical events, the United States has instituted sanctions against certain Russian individuals, organizations, and entities, including a number of Russian financial institutions, energy firms and defense technology firms. The U.S. Government may expand the scope and scale of these actions.

The sanctions prohibit U.S. persons around the globe, as well as any person within the United States, from transacting in, providing financing for, or otherwise dealing in new debt of longer than 90 days maturity, or new equity, of certain Russian financial institutions, their property or their interests in property. The same prohibitions apply with respect to new debt issued by certain Russian energy institutions, their property or their interests in property. Several entities involved with the arms or related materiel sectors of Russia have been designated by the U.S. Government, resulting in prohibitions on transactions by U.S. persons, or within the United States, involving such entities, and a freezing of the assets of such entities within U.S. jurisdiction.

These sanctions, recent sanctions imposed by the European Union and Canada, and other intergovernmental actions that may be undertaken against Russia or Russian entities in the future, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in certain investment instruments. Sanctions could also result in Russia taking counter measures or other actions, which may further impair the value and liquidity of Russian securities. These sanctions, and the continued disruption of the Russian economy, could have a negative effect on the performance of the Fund.

Securities held by the Fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in the affected securities or other securities of such issuers.

Please refer to the Fund’s Prospectus and Statement of Additional Information for additional information regarding the risks of investing in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSEMXSUPP2

SSgA Funds

SUPPLEMENT DATED AUGUST 29, 2014

TO

PROSPECTUS

DATED DECEMBER 18, 2013, AS SUPPLEMENTED JUNE 24, 2014

SSgA EMERGING MARKETS FUND (THE “FUND”)

SELECT CLASS SHARES

(TICKER SYMBOL: SEMSX)

In response to recent geopolitical events, the United States has instituted sanctions against certain Russian individuals, organizations, and entities, including a number of Russian financial institutions, energy firms and defense technology firms. The U.S. Government may expand the scope and scale of these actions.

The sanctions prohibit U.S. persons around the globe, as well as any person within the United States, from transacting in, providing financing for, or otherwise dealing in new debt of longer than 90 days maturity, or new equity, of certain Russian financial institutions, their property or their interests in property. The same prohibitions apply with respect to new debt issued by certain Russian energy institutions, their property or their interests in property. Several entities involved with the arms or related materiel sectors of Russia have been designated by the U.S. Government, resulting in prohibitions on transactions by U.S. persons, or within the United States, involving such entities, and a freezing of the assets of such entities within U.S. jurisdiction.

These sanctions, recent sanctions imposed by the European Union and Canada, and other intergovernmental actions that may be undertaken against Russia or Russian entities in the future, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in certain investment instruments. Sanctions could also result in Russia taking counter measures or other actions, which may further impair the value and liquidity of Russian securities. These sanctions, and the continued disruption of the Russian economy, could have a negative effect on the performance of the Fund.

Securities held by the Fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in the affected securities or other securities of such issuers.

Please refer to the Fund’s Prospectus and Statement of Additional Information for additional information regarding the risks of investing in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEMSXSUPP2

SSgA Funds

SUPPLEMENT DATED AUGUST 29, 2014

TO

PROSPECTUS

DATED JUNE 24, 2014

SSgA EMERGING MARKETS FUND (THE “FUND”)

CLASS A (TICKER SYMBOL: SSELX)	CLASS C (TICKER SYMBOL: SSENX)	CLASS I (TICKER SYMBOL: SSEOX)	CLASS K (TICKER SYMBOL: SSEQX)

In response to recent geopolitical events, the United States has instituted sanctions against certain Russian individuals, organizations, and entities, including a number of Russian financial institutions, energy firms and defense technology firms. The U.S. Government may expand the scope and scale of these actions.

The sanctions prohibit U.S. persons around the globe, as well as any person within the United States, from transacting in, providing financing for, or otherwise dealing in new debt of longer than 90 days maturity, or new equity, of certain Russian financial institutions, their property or their interests in property. The same prohibitions apply with respect to new debt issued by certain Russian energy institutions, their property or their interests in property. Several entities involved with the arms or related materiel sectors of Russia have been designated by the U.S. Government, resulting in prohibitions on transactions by U.S. persons, or within the United States, involving such entities, and a freezing of the assets of such entities within U.S. jurisdiction.

These sanctions, recent sanctions imposed by the European Union and Canada, and other intergovernmental actions that may be undertaken against Russia or Russian entities in the future, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in certain investment instruments. Sanctions could also result in Russia taking counter measures or other actions, which may further impair the value and liquidity of Russian securities. These sanctions, and the continued disruption of the Russian economy, could have a negative effect on the performance of the Fund.

Securities held by the Fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in the affected securities or other securities of such issuers.

Please refer to the Fund’s Prospectus and Statement of Additional Information for additional information regarding the risks of investing in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

EMCOMBSUPP2